Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Shuibo Zhang [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Travel advance
Total due from related parties	$ 23,675
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Total due from related parties	23,675
Total due to related parties	$ 10,575	211,630
Shuibo Zhang [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Interest-free loan
Total due to related parties	$ 10,575	1,630
Tao Li [Member]
Schedule of Related Party Transactions [Line Items]
Nature	Interest-free loan
Total due to related parties		$ 210,000